Long-Term Debt - Schedule of Senior Notes Redemption Prices Expressed as Percentages of Principal Amount (Detail) - Senior Unsecured Notes Due 15 February 2023 [Member]	12 Months Ended
Mar. 31, 2016
Debt Instrument, Redemption [Line Items]
Redemption price, percentage	101.00%
2018 [Member]
Debt Instrument, Redemption [Line Items]
Redemption price, percentage	104.406%
2019 [Member]
Debt Instrument, Redemption [Line Items]
Redemption price, percentage	102.938%
2020 [Member]
Debt Instrument, Redemption [Line Items]
Redemption price, percentage	101.469%
2021 and thereafter [Member]
Debt Instrument, Redemption [Line Items]
Redemption price, percentage	100.00%